Business Combination and Divestiture of Wholly Owned Subsidiaries (Details 1)	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Total net sales	$ 161,137,826
Loss from operations	(28,649,669)
Net loss (attributable to Vivakor, Inc.)	(35,571,659)
Series A Preferred Stockholder Dividends	6,353,869
Net loss to common shareholders	$ (41,925,528)
Basic loss per share | $ / shares	$ (194.79)
Diluted loss per share | $ / shares	$ (194.79)
Weighted average shares outstanding- basic | shares	215,233
Weighted average shares outstanding- diluted | shares	215,233